Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2013

Collection Period	Aug-13	30/360 Days	30	Collection Period Start	1-Aug-13
Distribution Date	16-Sep-13	Actual/360 Days	32	Collection Period End	31-Aug-13
				Prior Month Settlement Date	15-Aug-13
				Current Month Settlement Date	16-Sep-13

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,330,906,953.89	562,052,543.14	532,152,894.41	0.408693
Yield Supplement Overcollaterization		28,823,603.60	7,871,498.95	7,250,239.07
Total Adjusted Portfolio		1,302,083,350.29	554,181,044.19	524,902,655.34
Total Adjusted Securities		1,302,083,350.29	554,181,044.19	524,902,655.34	0.403125
Class A-1 Notes	0.40817%	293,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.74000%	487,000,000.00	32,097,693.90	2,819,305.05	0.005789
Class A-3 Notes	0.95000%	370,000,000.00	370,000,000.00	370,000,000.00	1.000000
Class A-4 Notes	1.24000%	100,000,000.00	100,000,000.00	100,000,000.00	1.000000
Certificates	0.00000%	52,083,350.29	52,083,350.29	52,083,350.29	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	29,278,388.85	19,793.58	60.1198950	0.0406439
Class A-3 Notes	0.00	292,916.67	-	0.7916667
Class A-4 Notes	0.00	103,333.33	-	1.0333333
Certificates	0.00	0.00	-	-
Total Securities	29,278,388.85	416,043.58

I. COLLECTIONS

Interest:
Interest Collections		1,188,315.90
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,188,315.90

Principal:
Principal Collections		29,541,691.33
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		29,541,691.33

Recoveries of Defaulted Receivables		445,182.57
Servicer Advances		10,287.24

Total Collections		31,185,477.04

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	50,096	554,181,044.19
Total Principal Payment		29,278,388.85
	48,971	524,902,655.34

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2013

III. DISTRIBUTIONS

Total Collections	31,185,477.04
Reserve Account Draw	0.00
Total Available for Distribution	31,185,477.04

1. Reimbursement of Advance	21,774.16

2. Servicing Fee:
Servicing Fee Due	468,377.12
Servicing Fee Paid	468,377.12
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	19,793.58

Class A-2 Notes Monthly Interest Paid	19,793.58
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	292,916.67

Class A-3 Notes Monthly Interest Paid	292,916.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	103,333.33

Class A-4 Notes Monthly Interest Paid	103,333.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2013

Total Note Monthly Interest
Total Note Monthly Interest Due	416,043.58
Total Note Monthly Interest Paid	416,043.58
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	30,279,282.18

4. Total Monthly Principal Paid on the Notes	29,278,388.85

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	29,278,388.85
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,000,893.33
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	1,000,893.33

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,255,208.38
Required Reserve Account Amount	3,255,208.38
Beginning Reserve Account Balance	3,255,208.38
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,255,208.38

Required Reserve Account Amount for Next Period	3,255,208.38

VI. POOL STATISTICS

Weighted Average Coupon	2.52%
Weighted Average Remaining Maturity	31.83

Principal Recoveries of Defaulted Receivables	445,182.57
Principal on Defaulted Receivables	357,957.40
Pool Balance at Beginning of Collection Period	562,052,543.14
Net Loss Ratio	-0.19%

Net Loss Ratio for Second Preceding Collection Period	0.25%
Net Loss Ratio for Preceding Collection Period	0.24%
Net Loss Ratio for Current Collection Period	-0.19%
Average Net Loss Ratio	0.10%

Cumulative Net Losses for all Periods	5,073,936.47

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2013

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,346,266.28	414
61-90 Days Delinquent	1,218,030.16	103
91-120 Days Delinquent	191,532.90	16
Total Delinquent Receivables:	6,755,829.34	533
61+ Days Delinquencies as Percentage of Receivables	0.26%	0.24%

Delinquency Ratio for Second Preceding Collection Period		0.23%
Delinquency Ratio for Preceding Collection Period		0.21%
Delinquency Ratio for Current Collection Period		0.24%
Average Delinquency Ratio		0.23%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO